Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Carrying Values and Fair Values Of Other Financial Instruments
The carrying values and fair values of other financial instruments are as follows as of December 31, 2021
,
and 2020 (in millions):

	2021		2020
	Carrying value	Fair value	Carrying value	Fair value
2017 First Lien Term Facility	$778.3	$780.0	$786.6	$730.6
2019 First Lien Term Facility	97.5	98.0	98.5	93.0
2017 Second Lien Term Facility	—	—	310.0	241.8
Revolving Facility	2.7	2.7	142.6	142.6
2021 Revolving Facility	37.3	37.3	—	—